Significant transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
The significant transactions are those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2023, except regarding the Equity line agreement which has expired on September 15, 2024 as described in the Note 23 — Subsequent events.